Note 6 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Note 6 - Other operating income and expenses
Disclosure of detailed information about other operating income and expenses [text block]
	Year ended December 31,
	2023	2022	2021
Other operating income
Net income from other sales	10,960	28,161	10,694
Net rents	4,702	5,084	5,314
Reclassification of currency translation adjustment reserve	878	71,252	-
Tax recovery in Brazilian subsidiaries	-	-	35,568
Bargain purchase gain	3,162	-	-
Result on sale of Venezuela awards	33,341	-	-
Recovery on allowance for doubtful receivables	-	-	379
Other income	-	-	16,290
	53,043	104,497	68,245
Other operating expenses
Contributions to welfare projects and non-profit organizations	15,538	13,668	6,697
Allowance for doubtful receivables	107	346	-
Securities Exchange Commission investigation settlement	-	78,100	-
Other expense	1,628	12,595	-
	17,273	104,709	6,697

Other income, net	35,770	(212)	61,548